Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 552,592	$ 568,235	$ 680,639
Service revenues	175,386	68,440	0
Total net revenues	727,978	636,675	680,639
Cost of sales	362,064	382,905	457,913
Cost of service revenues	125,178	48,753	0
Gross profit	240,736	205,017	222,726
Operating expenses:
Selling, general and administrative expense	136,399	128,190	116,549
Supplemental put reversal	0	0	(45,995)
Management fees	25,658	21,872	17,782
Amortization expense	28,761	23,063	19,350
Impairment expense	0	0	0
Operating income	49,918	31,892	115,040
Other income (expense):
Interest expense, net	(25,924)	(27,060)	(19,378)
Gain on equity method investment	4,533	11,029	0
Gain on deconsolidation of subsidiary	0	264,325	0
Amortization of debt issuance costs	(2,212)	(2,243)	(2,123)
Loss on debt extinguishment	0	(2,143)	(1,785)
Other expense, net	(2,323)	(677)	(111)
Income from continuing operations before income taxes	23,992	275,123	91,643
Provision for income taxes	15,001	5,046	20,591
Income from continuing operations	8,991	270,077	71,052
Income from discontinued operations, net of income tax	6,981	21,078	7,764
Gain on sale of discontinued operations, net of income tax	149,798	0	0
Net income	165,770	291,155	78,816
Less: Income from continuing operations attributable to noncontrolling interest	5,133	11,661	12,124
Less: Income from discontinued operations attributable to noncontrolling interest	(1,201)	659	(1,372)
Amounts attributable to Holdings:
Income (loss) from continuing operations	3,858	258,416	58,928
Income from discontinued operations, net of income tax	8,182	20,419	9,136
Gain on sale of discontinued operations, net of income tax	149,798	0	0
Net income (loss) attributable to Holdings	$ 161,838	$ 278,835	$ 68,064
Basic and fully diluted income (loss) per share attributable to Holdings (refer to Note N)
Continuing operations (in dollars per share)	$ (0.30)	$ 4.98	$ 0.86
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	2.91	0.40	0.19
Weighted average number of shares outstanding - basic and fully diluted	$ 2.61	$ 5.38	$ 1.05
Weighted average number of shares outstanding - basic and fully diluted	54,300	49,089	48,300
Cash distribution declared per share (in dollars per share)	$ 1.44	$ 1.44	$ 1.44